14. Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity

Note 11 – Stockholders’ Equity

Shares authorized

Upon formation, the total number of shares of all classes of stock that the Company is authorized to issue is seventy-five million (75,000,000) shares of common stock, par value $0.001 per share.

Common stock

As of March 31, 2021 the Company had 40,959,741 shares of common stock issued and outstanding.

During the three months ended March 31, 2021, the Company did not issue common stock.

Shares to be issued for compensation

The Company entered into agreements with third party consultants for financing and management consultation. The Company has incurred consulting service fees not paid in cash amounting to $12,000 for the period ended March 31, 2021, which the Company intends to issue stock as compensation for services rendered. Expenses incurred but not yet paid in shares as of March 31, 2021 and 2020 amounted to $110,709 and $62,709, respectively.

Stock options

On January 4, 2021, each member of the Board was granted 15,000 options to purchase shares at $3.00 per share.

On August 6, 2019, each member of the Board was granted 30,000 options to purchase shares at $5.70 per share.

As of March 31, 2021, there were 315,000 options granted, 236,250 options vested, 0 options unvested, and 315,000 outstanding stock options.

For the three months ended March 31, 2021 and 2020, the Company’s stock option compensation expenses amounted to $259,350 and $106,838, respectively.

The fair value of the warrants listed above was determined using the Black-Scholes option pricing model with the following assumptions:

	March 31,	March 31,
	2021	2020
Risk-free interest rate	0.93%	1.71%
Expected life of the options	10 years	10 years
Expected volatility	122.93%	158.86%
Expected dividend yield	0%	0%

The following is a summary of options activity from December 31, 2020 to March 31, 2021:

Options	Shares	Weighted average exercise price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2020	210,000	$9.61	9.61	–
Granted	105,000	1.00	–	–
Exercised	–	–	–	–
Forfeited or expired	–	–	–	–
Outstanding at March 31, 2021	315,000	$4.80	8.83	131,250
Vested as of March 31, 2021	236,250	$5.40	8.51	32,813
Exercisable at March 31, 2021	315,000	$5.40	8.51	32,813

The exercise price for options outstanding and exercisable at March 31, 2021:

Outstanding		Exercisable

Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
30,000	$5.70	30,000	$5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
15,000	3.00	15,000	3.00
15,000	3.00	15,000	3.00
15,000	3.00	15,000	3.00
15,000	3.00	15,000	3.00
15,000	3.00	15,000	3.00
15,000	3.00	15,000	3.00
15,000	3.00	15,000	3.00
315,000		315,000

Note 14 – Stockholders’ Equity

Shares authorized

Upon formation, the total number of shares of all classes of stock that the Company is authorized to issue is seventy-five million (75,000,000) shares of common stock, par value $0.001 per share.

Common stock

As of December 31, 2019 and 2020 the Company had 40,959,741 shares of common stock issued and outstanding.

During the year ended December 31, 2020, the Company did not issue common stock.

Shares to be Issued for Compensation

The Company entered into agreements with third party consultants for financing and management consultation. The Company has incurred consulting service fees not paid in cash amounting to $48,000 for the year ended December 31, 2020, which the Company intends to issue stock as compensation for services rendered. Expenses incurred but not yet paid in shares as of December 31, 2020 and 2019 amounted to $98,709 and $50,709, respectively.

During the year ended December 31, 2019, the Company had the following transactions in its common stock:

☐	Issued 13,445 shares to consultants in exchange for professional services rendered. The shares were valued at $96,509 based on the closing price of the Company’s common stock on the dates that the shares were deemed earned, according to the agreements; and

☐	Issued 39,286 shares as consideration for the AVX acquisition valued at $290,716. The value of the common stock was determined based on the market price on the day of the closing of the acquisition.

Stock options

On August 6, 2019, each member of the Board was granted 30,000 options to purchase shares at $5.70 per share. On December 11, 2020, each member of the Board was granted 15,000 options to purchase shares at $3.00 per share.

As of December 31, 2020, there were 315,000 options granted, 210,000 options vested, 105,000 options unvested, and 315,000 outstanding stock options.

The fair value of the warrants listed above was determined using the Black-Scholes option pricing model with the following assumptions:

	December 31,	December 31,
	2020	2019
Risk-free interest rate	1.71%	1.71%
Expected life of the options	10 years	10 years
Expected volatility	158.86%	158.86%
Expected dividend yield	0%	0%

The following is a summary of options activity from December 31, 2019 to December 31, 2020:

Options	Shares	Weighted average exercise price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2019	210,000	$9.61	9.61	–
Granted	–	–	–	–
Exercised	–	–	–	–
Forfeited or expired	–	–	–	–
Outstanding at December 31, 2020	210,000	$9.61	9.61	–
Vested as of December 31, 2020	210,000	5.70	9.61	–
Exercisable at December 31, 2020	210,000	$9.61	9.61	–

The exercise price for options outstanding and exercisable at December 31, 2020:

Outstanding		Exercisable

Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
30,000	$5.70	30,000	$5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
30,000	5.70	30,000	5.70
210,000		210,000